Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	September 30, 2020	December 31, 2019
Computer equipment	$12,861	$13,208
Furniture and fixtures	33,950	33,980
Total property and equipment	46,811	47,188
Less: Accumulated depreciation	(18,071)	(11,577)
Property and equipment, net	$28,740	$35,611

Property and equipment consist of the following:

	December 31, 2019	December 31, 2018
Computer equipment	$13,208	$9,347
Furniture and fixtures	33,980	21,692
Total property and equipment	47,188	31,039
Less: Accumulated depreciation	(11,577)	(3,130)
Property and equipment, net	$35,611	$27,909